Pension and Other Employee Benefits (Details 2) (Other Benefits)		12 Months Ended
	Jan. 31, 2012 Minimum bond	Dec. 31, 2011 Pre-65	Dec. 31, 2010 Pre-65	Dec. 31, 2009 Pre-65	Dec. 31, 2011 Post-65	Dec. 31, 2010 Post-65	Dec. 31, 2009 Post-65
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year (as a percent)		8.00%	7.50%	8.00%	8.00%	7.50%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate) (as a percent)		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Outstanding bonds with significant issues	100,000